Additional Information - Financial Statement Schedule I	12 Months Ended
Dec. 31, 2017
Additional Information - Financial Statement Schedule I
Additional Information - Financial Statement Schedule I

Additional Information—Financial Statement Schedule I

Canadian Solar Inc.

        Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of Canadian Solar Inc.'s consolidated and unconsolidated subsidiaries not available for distribution to Canadian Solar Inc. as of December 31, 2017 of $461.8 million, exceeded the 25% threshold.

        The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that the equity method has been used to account for investments in subsidiaries.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

	December 31, 2016	December 31, 2017
	(In Thousands of U.S. Dollars, except share data)
ASSETS
Current assets:
Cash and cash equivalents	21,348	16,957
Accounts receivable trade, net of allowance for doubtful accounts of $3,007 and $3,642 as of December 31, 2016 and 2017, respectively	103	6,207
Amounts due from related parties	419,075	375,843
Derivative assets—current	2,425	—
Advances to suppliers, net of allowance for doubtful accounts of $5,225 and $5,222 as of December 31, 2016 and 2017, respectively	—	60
Prepaid expenses and other current assets	4,871	11,490

Total current assets	447,822	410,557
Investment in subsidiaries	789,633	1,005,176
Deferred tax assets—non-current	22,609	9,185
Other non-current assets	64,903	67,940

TOTAL ASSETS	1,324,967	1,492,858

LIABILITIES AND EQUITY
Current liabilities:
Short-term borrowings	10,000	151,000
Accounts payable	3	3
Amounts due to related parties	73,053	139,091
Derivative liabilities—current	1,914	—
Other current liabilities	10,952	36,914

Total current liabilities	95,922	327,008
Accrued warranty costs	2,950	—
Convertible notes	125,569	126,476
Long-term borrowings	190,000	—
Deferred tax liabilities—non-current	20,054	524
Liability for uncertain tax positions	5,791	6,625

TOTAL LIABILITIES	440,286	460,633

Equity:
Common shares—no par value: unlimited authorized shares, 57,830,149 and 58,496,685 shares issued and outstanding at December 31, 2016 and 2017, respectively	701,283	702,162
Additional paid-in capital	(8,897)	417
Retained earnings	284,109	383,680
Accumulated other comprehensive loss	(91,814)	(54,034)

TOTAL EQUITY	884,681	1,032,225

TOTAL LIABILITIES AND EQUITY	1,324,967	1,492,858

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

	Years Ended December 31
	2015	2016	2017
	(In Thousands of U.S. Dollars)
Net revenues	23,302	13,748	35,011
Cost of revenues	15,850	9,657	29,542

Gross profit	7,452	4,091	5,469

Operating expenses:
Selling expenses	3,309	3,727	2,221
General and administrative expenses	29,124	17,167	18,390
Research and development expenses	450	589	645
Other operating loss	—	—	1,173

Total operating expenses	32,883	21,483	22,429

Loss from operations	(25,431)	(17,392)	(16,960)

Other income (expenses):
Interest expense	(17,241)	(29,032)	(20,078)
Interest income	34,471	44,666	42,191
Gain (loss) on change in fair value of derivatives	(13,571)	30,988	(7,134)
Foreign exchange gain (loss)	1,324	(3,810)	(18,110)
Gain on repurchase of convertible notes	—	2,782	—
Investment loss	—	—	(11,944)

Other income (expenses), net:	4,983	45,594	(15,075)

Income (loss) before income taxes and equity in earnings (loss) of subsidiaries and unconsolidated investees	(20,448)	28,202	(32,035)
Income tax (expense) benefit	(1,231)	(6,599)	1,686
Equity in earnings of subsidiaries	193,813	43,596	130,048
Equity in earnings (loss) of unconsolidated investees	(273)	50	(127)

Net income	171,861	65,249	99,572

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	Years Ended December 31,
	2015	2016	2017
	(In Thousands of U.S. Dollars)
Net income	171,861	65,249	99,572
Other comprehensive income (loss) (net of tax of nil):
Foreign currency translation adjustment	(79,913)	(31,958)	37,780

Comprehensive income	91,948	33,291	137,352

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2015	2016	2017
	(In Thousands of U.S. Dollars)
Operating activities:
Net income	171,861	65,249	99,572
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	32	32	33
Loss on disposal of subsidiaries	—	—	9,559
Impairment loss of investment	—	—	3,686
(Gain) loss on change in fair value of derivatives	13,571	(30,988)	7,134
Gain on repurchase of convertible notes	—	(2,782)	—
Allowance for doubtful accounts	1,535	(844)	2,666
Equity in earnings of subsidiaries	(193,813)	(43,596)	(130,048)
Equity in loss (earnings) of unconsolidated investees	273	(50)	127
Share-based compensation	5,966	7,757	9,314
Changes in operating assets and liabilities:
Inventories	296	146	—
Accounts receivable trade	2,189	3,010	(6,739)
Amounts due from related parties	228,284	21,731	57,539
Advances to suppliers	(226)	226	(60)
Prepaid expenses and other current assets	(7,106)	6,955	(5,715)
Other non-current assets	(14,710)	(2,039)	1,016
Accounts payable	3	(4)	—
Advances from customers	1,352	(1,413)	(1,069)
Amounts due to related parties	103,348	(129,307)	66,038
Accrued warranty costs	(2,941)	(12,381)	(10,639)
Other liabilities	4,484	(297)	23,505
Liability for uncertain tax positions	(1,111)	(7,413)	833
Deferred taxes	1,451	199	(6,106)
Net settlement of derivatives	(3,950)	17,043	(6,358)

Net cash provided by (used in) operating activities	310,788	(108,766)	114,288

Investing activities:
(Increase) decrease in restricted cash	(6,513)	6,512	—
Investment in subsidiaries	(116,840)	—	(64,185)
Proceeds from disposal of subsidiaries	—	—	61,749
Purchase of property, plant and equipment	—	—	(26)
(Funding) repayment of loans to subsidiaries	(550,776)	299,578	(74,458)

Net cash provided by (used in) investing activities	(674,129)	306,090	(76,920)

Financing activities:
Proceeds from short-term borrowings	10,000	—	—
Repayment of short-term borrowings	—	(190,000)	(49,000)
Proceeds from long-term borrowings	364,680	—	—
Proceeds from issuance of warrant	16,378	—	—
Investment on non-controlling interest	(918)	—	—
Proceeds from issuance of common shares	—	23,864	—
Issuance costs paid for common shares offering	—	(456)	—
Payment for repurchase of convertible notes	—	(19,667)	—
Proceeds from exercise of stock options	1,867	707	879

Net cash provided by (used in) financing activities	392,007	(185,552)	(48,121)

Effect of exchange rate changes	2,085	(24,630)	6,362

Net increase (decrease) in cash and cash equivalents	30,751	(12,858)	(4,391)
Cash and cash equivalents at the beginning of the year	3,455	34,206	21,348

Cash and cash equivalents at the end of the year	34,206	21,348	16,957

Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	15,299	29,288	18,375
Income taxes paid	—	—	—